ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Additional Cash Flow Information
Grants receivable	$ (635)	$ (252)
Deferred grants	(1,511)	2,216
Mining tax credits	(485)	(1,223)
Sales taxes receivable	(892)	66
Prepaid expenses	(4,400)	132
Accounts payable and accrued liabilities	1,047	(953)
Total net change in working capital	(6,876)	(14)
Property and equipment included in accounts payable and accrued liabilities.	6,263	173
Share issue costs included in accounts payables and accrued liabilities	258
Shares issued for interest payment	$ 797